Capital provision assets - Consolidated Statement of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
As at January 1	$ 2,045,329,000	$ 1,641,035,000
Additions	295,866,000	562,018,000
Realizations	(526,588,000)	(539,359,000)
Income for the period	344,249,000	370,898,000
Transfer to capital provision asset subparticipation		10,700,000
Foreign exchange (losses)/gains	17,268,000	37,000
At end of period	2,176,124,000	2,045,329,000	$ 1,641,035,000
Unrealized fair value at end of period	948,274,000	808,320,000
Realizations amounts	526,588,000	539,359,000
Realized gains/(losses) relative to cost	205,478,000	151,886,000	169,901,000
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(15,263,000)	(85,789,000)	(79,694,000)
Fair value adjustment in the period	151,637,000	289,795,000	310,405,000
Interest income on certain indirect capital provision assets	2,397,000	15,006,000	11,000,000
Income on capital provision assets	344,249,000	370,898,000	411,612,000
Interest and other income	199,000	1,870,000	1,692,000
Impairment of receivables		(4,083,000)
Realized gain on derivative financial liabilities		7,000,000	2,250,000
Realized loss on derivative financial assets		(4,154,000)	(3,462,000)
Loss on financial liabilities at fair value through profit or loss	(4,779,000)	(20,872,000)	(3,010,000)
Gain loss on equity securities	(22,000)	1,169,000	(4,852,000)
Total capital provision income as reported on the consolidated statement of comprehensive income	339,647,000	351,828,000	404,230,000
Burford only
Disclosure of financial assets [line items]
As at January 1	1,833,990,000	1,521,591,000
Additions	275,994,000	388,822,000
Realizations	(526,302,000)	(395,680,000)
Income for the period	318,727,000	314,700,000
Transfer to capital provision asset subparticipation		4,459,000
Foreign exchange (losses)/gains	16,803,000	98,000
At end of period	1,919,212,000	1,833,990,000	1,521,591,000
Unrealized fair value at end of period	914,747,000	776,100,000
Realizations amounts	526,302,000	395,680,000
Realized gains/(losses) relative to cost	181,599,000	128,424,000	156,755,000
Previous unrealized (gains)/losses transferred to realized gains/(losses)	8,162,000	(79,285,000)	(76,526,000)
Fair value adjustment in the period	128,966,000	265,561,000	314,848,000
Income on capital provision assets	318,727,000	314,700,000	395,077,000
Interest and other income		128,000	50,000
Impairment of receivables		(4,083,000)
Realized gain on derivative financial liabilities		7,000,000	2,250,000
Loss on financial liabilities at fair value through profit or loss		(405,000)
Gain loss on equity securities	(22,000)	(553,000)	(4,852,000)
Loss on capital provision asset subparticipations	(4,675,000)	(7,000)
Total capital provision income as reported on the consolidated statement of comprehensive income	314,030,000	316,780,000	392,525,000
Burford only | Capital provision-direct assets
Disclosure of financial assets [line items]
As at January 1	1,649,389,000	1,289,548,000
Additions	225,447,000	272,016,000
Realizations	(336,644,000)	(218,807,000)
Income for the period	321,002,000	302,075,000
Transfer to capital provision asset subparticipation		4,459,000
Foreign exchange (losses)/gains	16,803,000	98,000
At end of period	1,875,997,000	1,649,389,000	1,289,548,000
Unrealized fair value at end of period	914,920,000	772,083,000
Realizations amounts	336,644,000	218,807,000
Realized gains/(losses) relative to cost	179,684,000	120,522,000	142,044,000
Previous unrealized (gains)/losses transferred to realized gains/(losses)	13,644,000	(79,424,000)	(70,523,000)
Fair value adjustment in the period	127,674,000	260,977,000	313,121,000
Income on capital provision assets	321,002,000	302,075,000	384,642,000
Interest and other income		128,000	50,000
Impairment of receivables		(4,083,000)
Realized gain on derivative financial liabilities		7,000,000	2,250,000
Loss on financial liabilities at fair value through profit or loss		(405,000)
Gain loss on equity securities	(22,000)	(553,000)	(4,852,000)
Loss on capital provision asset subparticipations	(4,675,000)	(7,000)
Total capital provision income as reported on the consolidated statement of comprehensive income	316,305,000	304,155,000	382,090,000
Burford only | Capital provision-indirect assets
Disclosure of financial assets [line items]
As at January 1	184,601,000	232,043,000
Additions	50,547,000	116,806,000
Realizations	(189,658,000)	(176,873,000)
Income for the period	(2,275,000)	12,625,000
At end of period	43,215,000	184,601,000	232,043,000
Unrealized fair value at end of period	(173,000)	4,017,000
Realizations amounts	189,658,000	176,873,000
Realized gains/(losses) relative to cost	1,915,000	7,902,000	14,711,000
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(5,482,000)	139,000	(6,003,000)
Fair value adjustment in the period	1,292,000	4,584,000	1,727,000
Income on capital provision assets	(2,275,000)	12,625,000	10,435,000
Total capital provision income as reported on the consolidated statement of comprehensive income	(2,275,000)	12,625,000	10,435,000
Burford only | Assets warehoused by subsidiary company
Disclosure of financial assets [line items]
Realizations		(20,735,000)
Realizations amounts		20,735,000
Burford only | Assets warehoused and transferred to managed fund
Disclosure of financial assets [line items]
Additions and realization		12,343,000
Elimination of third-party entity interests
Disclosure of financial assets [line items]
As at January 1	(211,339,000)	(119,444,000)
Additions	(19,872,000)	(173,196,000)
Realizations	286,000	(143,679,000)
Income for the period	(25,522,000)	(56,198,000)
Transfer to capital provision asset subparticipation		(6,241,000)
Foreign exchange (losses)/gains	(465,000)	61,000
At end of period	(256,912,000)	(211,339,000)	(119,444,000)
Unrealized fair value at end of period	(33,527,000)	(32,220,000)
Realizations amounts	(286,000)	143,679,000
Realized gains/(losses) relative to cost	(23,879,000)	(23,462,000)	(13,146,000)
Previous unrealized (gains)/losses transferred to realized gains/(losses)	23,425,000	6,504,000	3,168,000
Fair value adjustment in the period	(22,671,000)	(24,234,000)	4,443,000
Interest income on certain indirect capital provision assets	(2,397,000)	(15,006,000)	(11,000,000)
Income on capital provision assets	(25,522,000)	(56,198,000)	(16,535,000)
Interest and other income	(199,000)	(1,742,000)	(1,642,000)
Realized loss on derivative financial assets		4,154,000	3,462,000
Loss on financial liabilities at fair value through profit or loss	4,779,000	20,467,000	3,010,000
Gain loss on equity securities		(1,722,000)
Loss on capital provision asset subparticipations	(4,675,000)	(7,000)
Total capital provision income as reported on the consolidated statement of comprehensive income	$ (25,617,000)	$ (35,048,000)	$ (11,705,000)